Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Net Sectorial Financial Assets And Liabilities
Schedule of compositions of net sectorial financial assets and liabilities tariff cycle

	Balance as of	Operating revenues		Financial results	Tariff flags	Statement of Financial Position	Balance as of
	January 1, 2024	Constitution	Amortization	Updating		Constitution	December 31, 2024
Portion A
Electricity purchased for resale – Itaipu	106,561	73,899	(108,421)	6,754	—	—	78,793
Electricity purchased for resale – CVA Energ	(557,165)	153,184	466,293	(43,429)	(81,008)	—	(62,125)
Transport of energy using the transmission system – basic grid	601,157	258,551	(515,559)	58,247	—	—	402,396
Transport of energy purchased from Itaipu	54,593	15,689	(46,482)	5,770	—	—	29,570
ESS	142,484	128,496	(103,966)	11,938	(66,265)	—	112,687
CDE	1,280	(50,074)	(18,442)	2,446	—	—	(64,790)
Proinfa	(14,495)	(15,485)	23,969	(1,710)	—	—	(7,721)
Other financial components
Refunds of Pis and Cofins (Note 12.3.1)	(702,895)	—	1,317,355	—	—	(1,182,915)	(568,455)
Neutrality	(19,622)	(395,710)	154,354	(16,008)	—	—	(276,986)
Hydrological risk	(475,400)	(430,730)	445,336	(20,468)	—	—	(481,262)
Tariff refunds	(181,607)	(97,904)	113,258	(6,703)	—	—	(172,956)
Overcontracting	634,193	150,068	(390,911)	25,573	(184,853)	—	234,070
Itaipu Bonus	(3,243)	—	(55,741)	—	—	58,984	—
CDE Eletrobras	(41,882)	66,074	22,929	(4,733)	—	(81,279)	(38,891)
Tariff mitigation mechanism	—	(234,789)	—	(7,583)	—	—	(242,372)
Other	(17,004)	(14,608)	13,091	(1,247)	—	—	(19,768)
	(473,045)	(393,339)	1,317,063	8,847	(332,126)	(1,205,210)	(1,077,810)
Current assets	15,473						—
Noncurrent assets	15,473						—
Current liabilities	(476,103)						(935,322)
Noncurrent liabilities	(27,888)						(142,488)

	Balance as of	Operating revenues		Financial results	Tariff flags	Statement of Financial Position	Balance as of
	January 1, 2023	Constitution	Amortization	Updating		Constitution	December 31, 2023
Portion A
Electricity purchased for resale - Itaipu	819,649	(70,066)	(702,517)	59,495	—	—	106,561
Electricity purchased for resale - CVA Energ	(582,059)	(444,221)	555,568	(86,565)	112	—	(557,165)
Transport of energy using the transmission system - basic grid	253,766	540,084	(244,243)	51,550	—	—	601,157
Transport of energy purchased from Itaipu	10,706	50,824	(10,188)	3,251	—	—	54,593
ESS	227,329	271,566	(323,495)	23,651	(56,567)	—	142,484
CDE	200,493	(55,037)	(149,314)	5,138	—	—	1,280
Proinfa	42,078	(32,344)	(22,660)	(1,569)	—	—	(14,495)
Other financial components
Refunds of Pis and Cofins	(765,573)	—	1,525,351	—	—	(1,462,673)	(702,895)
Neutrality	98,598	(41,000)	(79,292)	2,072	—	—	(19,622)
Offset of bilateral contracts under CCEAR	(186)	—	186	—	—	—	—
Hydrological risk	(524,806)	(431,385)	504,007	(23,216)	—	—	(475,400)
Tariff refunds	(175,460)	(92,589)	96,560	(10,118)	—	—	(181,607)
Overcontracting	436,324	327,874	(176,556)	46,848	(297)	—	634,193
Itaipu Bonus	4,943	(68)	(66,026)	(1,076)	—	58,984	(3,243)
Water shortage account	(71,188)	—	71,188	—	—	—	—
CDE Eletrobras	(184,100)	165,167	24,583	(8,336)	—	(39,196)	(41,882)
Other	107,629	(13,446)	(108,315)	(2,872)	—	—	(17,004)
	(101,857)	175,359	894,837	58,253	(56,752)	(1,442,885)	(473,045)
Current assets	190,699						15,473
Noncurrent assets	190,699						15,473
Current liabilities	(433,914)						(476,103)
Noncurrent liabilities	(49,341)						(27,888)